Shareholder Fees (Vanguard Pennsylvania Tax-Exempt Money Market Fund, Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares, USD $)	12 Months Ended
Nov. 30, 2010
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20